Guggenheim Securitized Income ETF Investment Objectives and Goals - Guggenheim Securitized Income ETF	Sep. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Guggenheim Securitized Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Guggenheim Securitized Income ETF (the “Fund”) seeks to provide a high level of current income while maximizing total return.